Intangible assets excluding goodwill - Intangible assets excluding goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	€ 2,982	€ 3,190
Additions	393	361
Assets available for use	0	0
Acquisitions	0	0
Amortization	(464)	(506)
Impairments	(58)	(188)
Divestments and transfers to assets classified as held for sale	(63)
Translation differences and other	(220)	134
Total change	(413)	(209)
Intangible assets other than goodwill at end of period	2,569	2,982
Brand names
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	98	118
Additions	0	0
Assets available for use	0	0
Amortization	(17)	(19)
Impairments	0	(7)
Divestments and transfers to assets classified as held for sale	0	0
Translation differences and other	(8)	6
Total change	(25)	(20)
Intangible assets other than goodwill at end of period	73	98
Customer relationships
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	823	875
Additions	0	0
Assets available for use	0	0
Amortization	(77)	(92)
Impairments	0	0
Divestments and transfers to assets classified as held for sale	(1)	(11)
Translation differences and other	(86)	51
Total change	(164)	(52)
Intangible assets other than goodwill at end of period	659	823
Technology
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	855	1,013
Additions	37	36
Assets available for use	0	0
Amortization	(118)	(138)
Impairments	(27)	(135)
Divestments and transfers to assets classified as held for sale	0	0
Translation differences and other	(64)	79
Total change	(171)	(158)
Intangible assets other than goodwill at end of period	684	855
Product development
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	418	336
Additions	0	0
Assets available for use	321	266
Amortization	(162)	(162)
Impairments	0	(13)
Divestments and transfers to assets classified as held for sale	(58)	0
Translation differences and other	(19)	(9)
Total change	83	82
Intangible assets other than goodwill at end of period	500	418
Product development in progress
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	523	544
Additions	261	240
Assets available for use	(321)	(266)
Amortization	0	0
Impairments	(16)	(24)
Divestments and transfers to assets classified as held for sale	(5)	0
Translation differences and other	(40)	29
Total change	(120)	(21)
Intangible assets other than goodwill at end of period	403	523
Software
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	265	267
Additions	93	85
Assets available for use	0	0
Amortization	(90)	(95)
Impairments	(14)	(7)
Divestments and transfers to assets classified as held for sale	0	0
Translation differences and other	(4)	15
Total change	(14)	(3)
Intangible assets other than goodwill at end of period	250	265
Other
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	0	38
Additions	0	0
Assets available for use	0	0
Amortization	0	(1)
Impairments	0	(1)
Divestments and transfers to assets classified as held for sale	0
Translation differences and other	0	(37)
Total change	0	(38)
Intangible assets other than goodwill at end of period	0	0
Other
Intangible assets excluding goodwill [Line Items]
Divestments and transfers to assets classified as held for sale		1
Total
Intangible assets excluding goodwill [Line Items]
Divestments and transfers to assets classified as held for sale		(10)
Cost
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	10,559	10,265
Intangible assets other than goodwill at end of period	9,752	10,559
Cost | Brand names
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	671	629
Intangible assets other than goodwill at end of period	530	671
Cost | Customer relationships
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,722	2,593
Intangible assets other than goodwill at end of period	2,423	2,722
Cost | Technology
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,900	2,908
Intangible assets other than goodwill at end of period	2,590	2,900
Cost | Product development
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,659	2,432
Intangible assets other than goodwill at end of period	2,705	2,659
Cost | Product development in progress
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	624	635
Intangible assets other than goodwill at end of period	510	624
Cost | Software
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	984	929
Intangible assets other than goodwill at end of period	995	984
Cost | Other
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	0	139
Intangible assets other than goodwill at end of period	0	0
Amortization / impairments
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(7,578)	(7,075)
Intangible assets other than goodwill at end of period	(7,183)	(7,578)
Amortization / impairments | Brand names
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(573)	(511)
Intangible assets other than goodwill at end of period	(457)	(573)
Amortization / impairments | Customer relationships
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,899)	(1,718)
Intangible assets other than goodwill at end of period	(1,764)	(1,899)
Amortization / impairments | Technology
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(2,044)	(1,895)
Intangible assets other than goodwill at end of period	(1,906)	(2,044)
Amortization / impairments | Product development
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(2,241)	(2,096)
Intangible assets other than goodwill at end of period	(2,204)	(2,241)
Amortization / impairments | Product development in progress
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(101)	(91)
Intangible assets other than goodwill at end of period	(108)	(101)
Amortization / impairments | Software
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(719)	(662)
Intangible assets other than goodwill at end of period	(745)	(719)
Amortization / impairments | Other
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	0	(101)
Intangible assets other than goodwill at end of period	€ 0	€ 0